Restructuring (Tables)	12 Months Ended
Dec. 31, 2023
Restructuring and Related Activities [Abstract]
Schedule of rollforward of the restructuring reserve and provision activity

The following table presents the restructuring reserve and provision activity for the year ended December 31, 2023 (in thousands):

Severance and Employee Benefit Costs
Balance at December 31, 2022	$328
Accrual adjustments	(33)
Cash payments	(16)
Foreign currency translation	8
Balance at December 31, 2023	$287